Provisions - Summary Of Information About Provisions (Parenthetical) (Detail) - Restoration [member] $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of detailed information about provisions [line items]
Increase (decrease) in accounting estimate	$ 147
Provision used, other provisions	358
Change of provision due to foreign exchange	84
Change of provision due to estimates	$ 140